UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated deficit	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment
Shares outstanding starting balance (in shares) at Dec. 31, 2019		119,391,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		1,238,145
Shares outstanding ending balance (in shares) at Jun. 30, 2020		120,629,455
Equity starting balance at Dec. 31, 2019		$ 1,194	$ 469,426	$ 648,764	$ (13,015)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued, amount		12	12,646
Amortization of stock-based compensation			496
Stock-based compensation forfeitures and other			(30)
Equity adjustment arising from reacquisition of convertible notes			(126)
Dividends declared				(64,887)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					6,369
Fair value adjustments to hedging financial instruments					(20,071)
Fair value adjustments to available-for-sale securities					1,177
Other comprehensive income/(loss)	$ (107)				(107)
Net income/(loss)	(75,156)					(75,156)
Equity ending balance at Jun. 30, 2020	$ 934,054	$ 1,206	482,412	583,877	(25,647)	(107,794)	$ (32,638)
Shares outstanding starting balance (in shares) at Dec. 31, 2019		119,391,310
Shares outstanding ending balance (in shares) at Dec. 31, 2020	127,810,064	127,810,064
Equity starting balance at Dec. 31, 2019		$ 1,194	469,426	648,764	(13,015)	0
Equity ending balance at Dec. 31, 2020	$ 795,651	$ 1,278	531,382	539,370	(19,316)	(257,063)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,212,876
Shares outstanding ending balance (in shares) at Jun. 30, 2021	138,022,940	138,022,940
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued, amount		$ 102	85,259
Amortization of stock-based compensation			374
Stock-based compensation forfeitures and other			(97)
Equity adjustment arising from reacquisition of convertible notes			(492)
Dividends declared				(35,713)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					0
Fair value adjustments to hedging financial instruments					5,497
Fair value adjustments to available-for-sale securities					(321)
Other comprehensive income/(loss)	$ 51				51
Net income/(loss)	51,009					51,009
Equity ending balance at Jun. 30, 2021	$ 901,320	$ 1,380	$ 616,426	$ 503,657	$ (14,089)	$ (206,054)	$ 0